                                  SMITH BARNEY

                                     OREGON

                                 MUNICIPALS FUND

             CLASSIC SERIES | SEMI-ANNUAL REPORT | OCTOBER 31, 2000



                             [LOGO]  Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed.-SM-

             NOT FDIC INSURED - NOT BANK GUARANTEED - MAY LOSE VALUE

================================================================================
                          A MESSAGE FROM THE CHAIRMAN
================================================================================

                          [PHOTO OF HEATH B. MCLENDON]
                               HEATH B. MCLENDON
                                    CHAIRMAN

The new millennium, so far, has been marked by higher volatility and concerns that the bull market in stocks may be running out of steam.

We believe that your serious money demands professional management. Since 1937, Smith Barney has managed the serious money of individuals, their families and their businesses. Today, with over $398.6 billion in assets under management,(1) we believe that SSB Citi Asset Management Group ("SSB Citi") offers choices and solutions, uniting the distinguished history of Smith Barney with the unparalleled global reach of its parent, Citigroup.

The Smith Barney family of funds represents a complex with a 60-year history of investment expertise. In addition, Smith Barney is currently conducting an extensive advertising campaign, highlighting a selection of the most popular Smith Barney Mutual Funds and the investment professionals who manage them.

The Smith Barney Oregon Municipals Fund ("Fund") seeks to provide Oregon investors with as high a level of dividend income exempt from federal income tax and Oregon state personal income tax as is consistent with prudent investment management and preservation of capital(2) Experienced bond manager Peter Coffey and his team seek to create a built-in income stream for the long-term. Coffey and his team believe that municipal bonds currently are attractively priced relative to underlying inflation rates in an environment of light supply and muted institutional demand.

When you invest with SSB Citi you can do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial success.

Thank you for your confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

NOVEMBER 10, 2000


------------
(1) AS OF OCTOBER 31, 2000. THIS FIGURE REPRESENTS SSB CITI'S ASSETS UNDER MANAGEMENT FOR RETAIL, INSTITUTIONAL, MONEY AND SEPARATE ACCOUNTS.

(2) PLEASE NOTE A PORTION OF THE INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX ("AMT").


1  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Smith Barney Oregon Municipals Fund ("Fund") for the period ended October 31, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE AND INVESTMENT STRATEGY UPDATE

As previously noted, the Fund seeks to provide Oregon investors with as high a level dividend income exempt from federal income tax and Oregon state personal income tax as is consistent with prudent investment management and preservation of capital.(1)

For the six months ended October 31, 2000, the Fund's Class A shares, without and with sales charges returned 5.85% and 1.59%, respectively. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")(2) returned 5.73% for the same period.

Because we think the bond markets are likely to remain volatile in the near term, we continue to favor a gradual approach into the market. We tend to emphasize longer and intermediate-term maturities, where most of the benefits of the steep positive slope of the municipal yield curve(3) can be obtained.

During the reporting period, the Fund's average credit quality remained relatively high. Although quality spreads during the period have widened due to earnings pressure, especially in hospital- and healthcare- related sectors, the difference in yield between the highest-quality issues and medium grade issues has, in our view, remained relatively modest. We think our proprietary research enables us to invest in select medium-term credits for which perceived market risk may be greater than our analysis otherwise indicates. Moreover, while no guarantees can be made, we think our investment strategy may have the potential to increase income over time.

---------------------
(1) PLEASE NOTE THAT A PORTION OF THE INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX ("AMT").

(2) THE LEHMAN INDEX IS A BROAD MEASURE OF THE MUNICIPAL BOND MARKET WITH MATURITIES OF AT LEAST ONE YEAR. PLEASE NOTE, AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(3) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.


2  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

During the review period, we took advantage of rising interest rates to generate additional yield in the Fund's portfolio. We also looked to incorporate additional call protection(4) into the Fund by selling off some of our higher coupon bonds with shorter calls,(5) and replacing them with bonds that have a similar high coupon structure, but are not subject to early call.

One of the ways that we manage the Fund is to seek to create a built-in income stream for the long term. To this end, we have generally focused on investing in securities with high credit quality and good call protection, as we believe these securities offer solid long-term values. Moreover, we have a fairly long weighted-average life(6) in the Fund's portfolio because we believe that the risk of higher inflation at the present time is negligible. In addition, we think our greater emphasis on call protection may provide our shareholders with consistent income if interest rates do in fact go down.

OREGON ECONOMIC HIGHLIGHTS

Our outlook for Oregon continues to remain favorable because of low levels of tax-supported debt and strong economic growth over the past few years. In our opinion, Oregon's growth is due in large part to:

    - National economic expansion;

    - Growth of international trade;

    - Continued immigration; and

    - Industrial diversification.

In fact, Oregon has been successful in diversifying the state's economy from one that was once dominated by timber and agriculture industries to a bona fide leader in the high-tech and services industries. In addition, Oregon's recent economic growth has slowed as a result of the reduction of exports to Asia, a region that until a short time ago was in a recession. However, we believe growth should strengthen in the near future. In fact, due to the state's economic success and prudent debt management practices, most of Oregon's municipal securities continue to receive high credit ratings from nationally recognized credit rating agencies.

---------------------
(4) CALL PROTECTION IS THE LENGTH OF TIME DURING WHICH A SECURITY CANNOT BE REDEEMED BY THE ISSUER.

(5) CALLABLE BONDS ARE REDEEMABLE BY THE ISSUER BEFORE THE SCHEDULED MATURITY UNDER SPECIFIC CONDITIONS AND AT A STATED PRICE, WHICH USUALLY BEGINS AT A PREMIUM TO PAR AND DECLINES ANNUALLY. BONDS ARE USUALLY "CALLED" WHEN INTEREST RATES FALL SO SIGNIFICANTLY THAT THE ISSUER CAN SAVE MONEY BY FLOATING NEW BONDS AT LOWER RATES

(6) AVERAGE LIFE IS THE LENGTH OF TIME BEFORE THE PRINCIPAL OF DEBT ISSUES IS SCHEDULED TO BE REPAID THROUGH AMORTIZATION OR SINKING FUND.


3  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

BOND MARKET OVERVIEW AND OUTLOOK

As stock market volatility continues, we believe the case for including bonds as part of a well-diversified portfolio has strengthened. As investors begin to rethink the returns they can expect from stocks, we believe more and more investors may consider the potential advantages of bonds, specifically municipal bonds. Recently, bond investors have had many factors with which to contend - strong economic growth, inflation fears, the decline in U.S. Treasury supply, credit concerns for corporate bonds and potential tax law changes.

Key factors that could ignite inflation and push yields to higher levels appear to be off the radar screen for now. Growth is slowing, underlying inflation is low despite rising commodity prices, and higher productivity gains continue to offset increases in labor costs. In our opinion, the Federal Reserve Board ("Fed") should remain benign in the near-term, but a likely policy direction going forward may be towards lower short-term interest rates, which should not slow the economy too much.

In the overall bond market, yield spreads have narrowed and benchmark yield levels have dropped by nearly a percentage point during the period in response to evidence that underlying inflation risks may have subsided and economic growth is slowing down from the rapid 6% annual pace of the past year. We think there is a good chance that the decline in yields has further to go. Yet, on the other hand, a host of technical and other considerations may slow the market or cause yields to rise temporarily, barring a dramatic new sign that the U.S. economic expansion is slowing below an expected 3% to 4% annual pace.

Our outlook for interest rates remains favorable and our expectations for the municipal bond market are one of cautious optimism. The municipal bond market continues to be dominated by supply and demand factors such as lower new issue volume, strong retail demand and very limited institutional demand.

New issue supply in the municipal bond market continues to trail far behind levels reached in 1998 and 1999. As of October 31, 2000, new issue supply was down roughly 17% from 1999 levels. Issuance for new projects is up slightly but refundings have plummeted, because yields are not low enough to allow issuers to benefit from a refinancing. Issuance this year should come in at roughly $185 billion, down from $227 billion in 1999, and supply in future years should stay in the current range.


4  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

Individual investor demand for municipal bonds has remained extremely strong, despite the recent decrease in yields from early 2000 levels. Given the small size of the municipal bond market relative to the stock market, even a modest shift of assets out of stocks and into municipal bonds can create an enormous amount of new demand.

Thank you for your investment in the Smith Barney Oregon Municipals Fund. We look forward to helping you achieve your financial goals.

Sincerely,

/s/ Peter M. Coffey

Peter M. Coffey
Vice President and Investment Officer

NOVEMBER 10, 2000

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION
OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 10 THROUGH 13 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF OCTOBER 31, 2000 AND IS SUBJECT TO CHANGE.


5  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
HISTORICAL PERFORMANCE -- CLASS A SHARES
================================================================================

                        NET ASSET VALUE
                     ---------------------
                     BEGINNING     END       INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED         OF PERIOD  OF PERIOD   DIVIDENDS  DISTRIBUTIONS   RETURNS(1)
================================================================================
10/31/00                $10.02      $10.33      $0.27        $0.00        5.85%+
--------------------------------------------------------------------------------
4/30/00                  10.87       10.02       0.50         0.02       (3.01)
--------------------------------------------------------------------------------
4/30/99                  10.76       10.87       0.49         0.09        6.56
--------------------------------------------------------------------------------
4/30/98                  10.27       10.76       0.52         0.00        9.97
--------------------------------------------------------------------------------
4/30/97                  10.26       10.27       0.54         0.15        7.01
--------------------------------------------------------------------------------
4/30/96                  10.09       10.26       0.54         0.06        7.70
--------------------------------------------------------------------------------
Inception* - 4/30/95++    9.55       10.09       0.49         0.00        11.08+
================================================================================
Total                                           $3.35        $0.32
================================================================================

================================================================================
HISTORICAL PERFORMANCE -- CLASS B SHARES
================================================================================

                        NET ASSET VALUE
                     ---------------------
                     BEGINNING     END       INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED         OF PERIOD  OF PERIOD   DIVIDENDS  DISTRIBUTIONS   RETURNS(1)
================================================================================
10/31/00                $10.00      $10.30      $0.25        $0.00        5.58%+
--------------------------------------------------------------------------------
4/30/00                  10.85       10.00       0.45         0.02       (3.52)
--------------------------------------------------------------------------------
4/30/99                  10.75       10.85       0.44         0.09        5.94
--------------------------------------------------------------------------------
4/30/98                  10.26       10.75       0.47         0.00        9.43
--------------------------------------------------------------------------------
4/30/97                  10.25       10.26       0.49         0.15        6.48
--------------------------------------------------------------------------------
4/30/96                  10.09       10.25       0.49         0.06        7.09
--------------------------------------------------------------------------------
Inception* - 4/30/95++    9.55       10.09       0.45         0.00        10.59+
================================================================================
Total                                           $3.04        $0.32
================================================================================

================================================================================
HISTORICAL PERFORMANCE -- CLASS L SHARES
================================================================================

                        NET ASSET VALUE
                     ---------------------
                     BEGINNING     END       INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED         OF PERIOD  OF PERIOD   DIVIDENDS  DISTRIBUTIONS   RETURNS(1)
================================================================================
10/31/00                $10.01      $10.32      $0.25        $0.00        5.65%+
--------------------------------------------------------------------------------
4/30/00                  10.86       10.01       0.45         0.02       (3.55)
--------------------------------------------------------------------------------
4/30/99                  10.76       10.86       0.44         0.09        5.90
--------------------------------------------------------------------------------
4/30/98                  10.27       10.76       0.46         0.00        9.38
--------------------------------------------------------------------------------
4/30/97                  10.26       10.27       0.48         0.15        6.43
--------------------------------------------------------------------------------
Inception* - 4/30/96     10.28       10.26       0.47         0.06        4.99+
================================================================================
Total                                           $2.55        $0.32
================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.


6  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
AVERAGE ANNUAL TOTAL RETURNS
================================================================================

                                                 WITHOUT SALES CHARGES(1)
                                             --------------------------------
                                             CLASS A      CLASS B     CLASS L
================================================================================
Six Months Ended 10/31/00+                       5.85%        5.58%       5.65%
--------------------------------------------------------------------------------
Year Ended 10/31/00                              8.25         7.59        7.64
--------------------------------------------------------------------------------
Five Years Ended 10/31/00                        5.35         4.79        4.78
--------------------------------------------------------------------------------
Inception* through 10/31/00                      6.93++       6.37++      5.19
================================================================================

                                                 WITH SALES CHARGES(2)
                                             --------------------------------
                                             CLASS A      CLASS B     CLASS L
================================================================================
Six Months Ended 10/31/00+                       1.59%        1.08%       3.60%
--------------------------------------------------------------------------------
Year Ended 10/31/00                              3.92         3.09        5.59
--------------------------------------------------------------------------------
Five Years Ended 10/31/00                        4.49         4.63        4.57
--------------------------------------------------------------------------------
Inception* through 10/31/00                      6.25++       6.37++      5.01
================================================================================

CUMULATIVE TOTAL RETURNS

                                                 WITHOUT SALES CHARGES(1)
================================================================================
Class A (Inception* through 10/31/00)                        54.01%++
--------------------------------------------------------------------------------
Class B (Inception* through 10/31/00)                        48.92++
--------------------------------------------------------------------------------
Class L (Inception* through 10/31/00)                        31.89
================================================================================


(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A AND L SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B AND L SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A AND L SHARES REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGES OF 4.00% AND 1.00%, RESPECTIVELY. CLASS B SHARES REFLECT THE DEDUCTION OF A 4.50% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE. THIS CDSC DECLINES BY 0.50% THE FIRST YEAR AFTER PURCHASE AND THEREAFTER BY 1.00% PER YEAR UNTIL NO CDSC IS INCURRED. CLASS L SHARES ALSO REFLECT THE DEDUCTION OF A 1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.

+ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

* THE INCEPTION DATE FOR CLASS A AND B SHARES IS MAY 23, 1994 AND MAY 16, 1995 FOR CLASS L SHARES.

++ TOTAL RETURN INCLUDES THE EFFECT OF THE CASH CONTRIBUTION TO CAPITAL FROM THE INVESTMENT ADVISER WHICH WAS MADE ON OCTOBER 24, 1994. WITHOUT THIS CASH CONTRIBUTION THE TOTAL RETURNS WOULD HAVE BEEN:

                                                             CLASS A     CLASS B
================================================================================
Inception* through 4/30/95                                    6.23%       5.55%
================================================================================
Inception* through 10/31/00:
Average Annual Total Returns Without Sales Charges            6.44%       5.82%
Average Annual Total Returns With Sales Charges               5.76        5.82
================================================================================
Cumulative Total Returns                                     49.52%      43.97%
================================================================================


7  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
HISTORICAL PERFORMANCE (UNAUDITED)
================================================================================

             GROWTH OF $10,000 INVESTED IN CLASS A AND B SHARES OF
                    SMITH BARNEY OREGON MUNICIPALS FUND VS.
                   THE LEHMAN BROTHERS MUNICIPAL BOND INDEX+
-------------------------------------------------------------------------------
                            MAY 1994 -- OCTOBER 2000

[LINE GRAPH]

[PLOT POINTS]

                      SB OREGON          SB OREGON           LEHMAN BROTHERS
                      MUNICIPALS FUND -  MUNICIPALS FUND -   MUNICIPAL BOND
                      CLASS A SHARES     CLASS B SHARES      INDEX
      5/23/1994            9,598            10,000             10,000
          10/94            9,822             9,762              9,830
           4/95           10,662            10,609             10,574
          10/95           11,389            11,385             11,289
           4/96           11,483            11,442             11,414
          10/96           12,062            12,109             11,932
           4/97           12,287            12,310             12,172
          10/97           13,146            13,259             12,946
           4/98           13,512            13,599             13,305
          10/98           14,133            13,948             13,985
           4/99           14,398            14,520             14,230
          10/99           13,655            13,841             13,737
           4/00           13,965            14,106             14,099
     10/31/2000           14,782*           14,892*            14,906

+ Hypothetical illustration of $10,000 invested in Class A and B shares on May 23, 1994 (inception date), assuming deduction of the maximum 4.00% sales charge at the time of investment for Class A shares and the deduction of the maximum 4.50% CDSC for Class B shares, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2000. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other class of shares may be greater or less than Class A and B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other class.

  ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

* This figure includes the effect of the cash contribution to capital from the investment adviser.


8  SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
PORTFOLIO HIGHLIGHTS (UNAUDITED)                               OCTOBER 31, 2000
================================================================================

================================================================================
                              PORTFOLIO BREAKDOWN*
================================================================================

[PIE CHART]

Housing: Single-Family              7.9%
Education                          16.9%
Utilities                           5.4%
General Obligation                  3.0%
Industrial Development              5.5%
Water and Sewer                     8.8%
Hospitals                           8.9%
Life Care Systems                   5.1%
Transportation                     12.4%
Housing: Multi-Family              12.8%
Miscellaneous                      13.3%

================================================================================
                   SUMMARY OF INVESTMENTS BY COMBINED RATINGS
================================================================================

                                Standard &                          Percentage of
Moody's       and/or              Poor's                          Total Investments
-----------------------------------------------------------------------------------
  Aaa                               AAA                                  31.0%
  Aa                                AA                                   28.3
   A                                 A                                   10.9
  Baa                               BBB                                  20.6
  NR                                NR                                    9.2
                                                                        ------
                                                                        100.0%
                                                                        ======

---------------------
* AS A PERCENTAGE OF TOTAL INVESTMENTS. ALL INFORMATION IS AS OF
  OCTOBER 31, 2000. PLEASE NOTE THAT PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.


9 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED)                            OCTOBER 31, 2000
================================================================================

    FACE
   AMOUNT  RATING(a)                          SECURITY                                 VALUE
===============================================================================================
EDUCATION-- 16.9%
$1,000,000  AAA       Columbia County School District No. 502, FGIC-Insured,
                        zero coupon due 6/1/18                                      $   377,500
   850,000  AA        Forest Grove, Pacific University Revenue, Campus
                        Improvement & Refunding Bonds, Asset Guaranteed,
                        6.300% due 5/1/25                                               877,625
   500,000  AAA       Jackson County Central Point School District No. 006,
                        FGIC-Insured, 5.250% due 6/15/20                                486,250
   600,000  BBB+      Multnomah County Educational Facilities Revenue,
                        (University of Portland Project), 6.000% due 4/1/25             586,500
   750,000  AAA       Oregon Health Sciences, University Revenue,
                        Capital Appreciation, Series A, MBIA-Insured,
                        zero coupon due 7/1/21                                          232,500
                      Oregon State Health, Housing, Educational & Cultural
                        Facilities Authority, Series A:
 1,000,000  Baa1*         Linfield College Project, 6.625% due 10/1/20                1,040,000
   430,000  Aa3*          Oak Tree Foundation Project, 6.100% due 5/1/15                459,025
                          Western State Chiropractic, ACA-Insured:
   665,000  A              6.350% due 12/1/20                                           689,106
   545,000  A              6.350% due 12/1/25                                           556,581
   500,000  A         University of Virgin Islands, Refunding & Improvement Bonds,
                        Series A, ACA-Insured, 6.250% due 12/1/29                       516,250
-----------------------------------------------------------------------------------------------
                                                                                      5,821,337
-----------------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 3.0%
   500,000  AAA       Lane County GO, Bethel School District No. 052,
                        FGIC-Insured, 6.400% due 12/1/09                                545,000
   500,000  AA        Oregon State Veterans Welfare, GO, Series 80A,
                        5.700% due 10/1/32                                              500,625
-----------------------------------------------------------------------------------------------
                                                                                      1,045,625
-----------------------------------------------------------------------------------------------
HOSPITALS -- 8.9%
 1,000,000  Baa1*     Clackamas County Hospital Facility Authority Revenue,
                        (Williamette Falls Hospital Project), 6.000% due 4/1/19         951,250
   595,000  BBB+      Klamath Falls Inter-Community Hospital Authority
                        Revenue, (Gross-Merle West Medical Center Project),
                        7.100% due 9/1/24                                               606,900
   500,000  BBB-      Puerto Rico Industrial Tourist Education, Medical &
                        Environmental Control Facilities, (Ryder Memorial
                        Hospital Project), Series A, 6.700% due 5/1/24                  489,375
 1,000,000  AA-       Umatilla County Hospital Facility Authority Revenue,
                        Catholic Health Initiatives, Series A, 5.750% due 12/1/20     1,007,500
-----------------------------------------------------------------------------------------------
                                                                                      3,055,025
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


10 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)               OCTOBER 31, 2000
================================================================================

  FACE
 AMOUNT   RATING(a)                    SECURITY                                        VALUE
===============================================================================================
HOUSING: MULTI-FAMILY -- 12.8%
$  215,000  Aa2*      Oregon State Housing & Community Services, Housing
                        & Finance Revenue Bonds, Assisted or Insured Multi-
                        Unit Mortgages, Series A, FHA-Insured, 6.800% due 7/1/13    $   221,130
                      Portland Housing Authority, Multi-Family Revenue:
   500,000  AA          Columbia Street Apartments Project, Series B,
                          Asset Guaranteed, 5.500% due 12/1/21 (b)                      480,625
                        Series A:
   500,000  Aa1*          Cherry Blossom Apartments, GNMA-Collateralized,
                           6.100% due 12/20/26(b)                                       520,000
   875,000  Aa3*          Cherry Ridge Project, 6.250% due 5/1/12 (b)                   901,250
   300,000  AAA           Sr. Lien Revenue, (Fairview Woods Project),
                           (Pre-Refunded  Escrowed with U.S. government
                           securities to 8/1/04 Call @ 100), 6.875% due 8/1/14          323,250
                      Washington County Housing Authority,
                        Multi-Family Revenue:
 1,000,000  NR            Affordable Housing Pool, Series A,
                           6.125% due 7/1/29                                            952,500
 1,000,000  Aa3*          Bethany Meadows Project, 6.250% due 8/1/13 (b)              1,033,750
-----------------------------------------------------------------------------------------------
                                                                                      4,432,505
-----------------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY -- 7.9%
                      Oregon State Housing & Community Services, Mortgage
                        Revenue Bonds, Single-Family Mortgage Program:
                          Series B:
   595,000  Aa2*           6.875% due 7/1/28                                            617,313
 1,000,000  Aa2*           6.250% due 7/1/29 (b)                                      1,018,750
   495,000  Aa2*          Series D, 6.500% due 7/1/24 (b)                               509,231
   310,000  AAA       Puerto Rico Housing Bank & Finance Agency,
                        Single-Family Mortgage Revenue, Affordable Housing
                        Mortgage-Portfolio I, GNMA/FNMA/FHLMC-Collateralized,
                        6.250% due 4/1/29 (b)                                           319,688
   240,000  AAA       Virgin Islands HFA, Single-Family Mortgage Revenue,
                        Program A, GNMA-Collateralized, 6.450% due 3/1/16 (b)           249,900
-----------------------------------------------------------------------------------------------
                                                                                      2,714,882
-----------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 5.5%
                      Oregon State EDR:
 1,000,000  Baa2*       Georgia-Pacific Corp., Series CVLII, 6.350%
                          due 8/1/25 (b)                                                987,500
 1,000,000  Baa1*       USG Corp. Project, Solid Waste Disposal, Series 192,
                          6.400% due 12/1/29 (b)                                        928,750
-----------------------------------------------------------------------------------------------
                                                                                      1,916,250
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


11 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 OCTOBER 31, 2000
================================================================================

 FACE
AMOUNT    RATING(a)                      SECURITY                                      VALUE
===============================================================================================
LIFE CARE SYSTEMS -- 5.1%
$  400,000  NR        Albany Hospital Facilities Authority Revenue, Mennonite
                        Home of Albany Inc., 5.900% due 10/1/20                     $   349,000
                      Clackamas County Hospital Facility Authority Revenue:
   500,000  NR          Robison Jewish Home Project, 6.250% due 10/1/28                 441,250
 1,000,000  NR          Senior Living Facility, Mary's Woods at Marylhurst,
                          Series A, 6.625% due 5/15/29                                  988,750
-----------------------------------------------------------------------------------------------
                                                                                      1,779,000
-----------------------------------------------------------------------------------------------
MISCELLANEOUS -- 13.3%
   500,000  A1*       Hillsboro Oregon Revenue, (Graduate Center Project),
                        4.350% due 6/1/09                                               500,000
   345,000  NR        Lebanon Urban Renewal Agency, 5.500% due 6/1/14                   341,981
                      Oregon State Bond Bank Revenue:
                        Economic Development Department, Series 1:
    50,000  A2*           6.700% due 1/1/15                                              52,375
   550,000  A2*           Pre-Refunded  Escrowed with U.S. government
                           securities to 1/1/03 Call @ 102, 6.700% due 1/1/15 (c)       584,375
   500,000  AAA         Economic & Community Development Department,
                          Series B, MBIA-Insured, 5.500% due 1/1/26                     495,000
                      Oregon State Department of Administrative Services,
                        COP, Series A, AMBAC-Insured:
   500,000  AAA           6.250% due 5/1/17                                             541,250
   500,000  AAA           5.000% due 5/1/24                                             462,500
                      Virgin Islands Public Finance Authority Revenue, Series A:
 1,000,000  BBB-        Gross Receipts Taxes, 6.500% due 10/1/24                      1,033,750
   500,000  A           Refunding Bonds, Sr. Lien, ACA-Insured, 5.500% due 10/1/18      479,375
   100,000  NR        Western Generation Agency, (Wauna Cogeneration
                        Project), Series B, 7.250% due 1/1/09 (b)                       103,875
-----------------------------------------------------------------------------------------------
                                                                                      4,594,481
-----------------------------------------------------------------------------------------------
TRANSPORTATION -- 12.4%
   500,000  AA+       Oregon State Department of Transportation, Highway
                        Usertax Revenue, 5.375% due 11/15/20                            489,459
 1,000,000  AAA       Port Portland Airport Revenue, Portland International
                        Airport, Series B, AMBAC-Insured, 5.500% due 7/1/18 (b)       1,000,000
                      Puerto Rico Commonwealth Highway & Transportation
                        Authority, MBIA-Insured:
 1,000,000  AAA           Highway Revenue, Series Y, 5.000% due 7/1/36                  918,750
 1,000,000  AAA           Transportation Revenue, Series A, 4.750% due 7/1/38           867,500
   500,000  Baa2*     Puerto Rico Port Authority Revenue, Special Facilities,
                        (American Airlines Project), Series A,
                        6.250% due 6/1/26 (b)                                           499,375
   500,000  AA+       Tri-Country Metropolitan Transportation District Revenue,
                        Series A, 5.375% due 8/1/20                                     493,750
-----------------------------------------------------------------------------------------------
                                                                                      4,268,834
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


12 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2000
================================================================================

 FACE
AMOUNT    RATING(a)                   SECURITY                                         VALUE
===============================================================================================
UTILITIES -- 5.4%
$1,000,000  AAA       Guam Power Authority Revenue, Series A,
                        MBIA-Insured, 5.250% due 10/1/34                            $   952,500
 1,000,000  NR        Klamath Falls Electric Revenue Refunding, Sr. Lien,
                        Klamath Cogeneration, 6.000% due 1/1/25                         901,250
-----------------------------------------------------------------------------------------------
                                                                                      1,853,750
-----------------------------------------------------------------------------------------------
WATER AND SEWER -- 8.8%
   360,000  A+        Clackamas County Service District No. 001, Sewer
                        Revenue, 6.375% due 10/1/14                                     380,250
   500,000  AAA       Eugene Water Revenue, Utility Systems, FSA-Insured,
                        5.875% due 8/1/30                                               510,625
 1,000,000  AAA       Klamath Falls Wastewater Revenue,
                        AMBAC-Insured, 5.500% due 6/1/25                              1,001,250
   500,000  AAA       Portland Sewer Systems Revenue, Series A,
                        FGIC-Insured, 5.750% due 8/1/18                                 515,625
   600,000  Aa2*      Port Umatilla Water Revenue, LOC-ABN AMRO Bank,
                        6.650% due 8/1/22 (b)                                           620,250
-----------------------------------------------------------------------------------------------
                                                                                      3,028,000
-----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (Cost -- $33,723,236**)                                       $34,509,689
===============================================================================================


(a) ALL RATINGS ARE BY STANDARD & POOR'S RATINGS SERVICE EXCEPT THOSE IDENTIFIED BY AN ASTERISK (*), WHICH ARE RATED BY MOODY'S INVESTORS SERVICE, INC.

(b) INCOME FROM THESE ISSUES IS CONSIDERED A PREFERENCE ITEM FOR PURPOSES OF CALCULATING THE ALTERNATIVE MINIMUM TAX.

(c) PRE-REFUNDED BONDS ESCROWED WITH U.S. GOVERNMENT SECURITIES ARE CONSIDERED BY THE INVESTMENT ADVISOR TO BE TRIPLE-A RATED EVEN IF THE ISSUER HAS NOT APPLIED FOR NEW RATINGS.

**  AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

   See pages 14 and 15 for definitions of ratings and certain security descriptions.

                       SEE NOTES TO FINANCIAL STATEMENTS.


13 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
BOND RATINGS (UNAUDITED)
================================================================================

The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S RATINGS SERVICE ("STANDARD & POOR'S") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards.
       Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


14 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
SHORT-TERM SECURITY RATINGS (UNAUDITED)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
SECURITY DESCRIPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

ABAG     -- Association of Bay Area Governments

AIG      -- American International Guaranty

AMBAC    -- AMBAC Indemnity Corporation

BAN      -- Bond Anticipation Notes

BIG      -- Bond Investors Guaranty

CGIC     -- Capital Guaranty Insurance Company

CHFCLI   -- California Health Facility Construction Loan Insurance

CONNIE
  LEE    -- College Construction Loan Insurance Association

COP      -- Certificate of Participation

EDA      -- Economic Development Authority

EDR      -- Economic Development Revenue

ETM      -- Escrowed To Maturity

FGIC     -- Financial Guaranty Insurance Company

FHA      -- Federal Housing Administration

FHLMC    -- Federal Home Loan Mortgage Corporation

FLAIRS   -- Floating Adjustable Interest Rate Securities

FNMA     -- Federal National Mortgage Association

FRTC     -- Floating Rate Trust Certificates

FSA      -- Financing Security Assurance

GIC      -- Guaranteed Investment Contract

GNMA     -- Government National Mortgage Association

GO       -- General Obligation

HDC      -- Housing Development Corporation

HFA      -- Housing Finance Authority

IDA      -- Industrial Development Authority

IDB      -- Industrial Development Board

IDR      -- Industrial Development Revenue

INFLOS   -- Inverse Floaters

ISD      -- Independent School District

LOC      -- Letter of Credit

MBIA     -- Municipal Bond Investors Assurance Corporation

MVRICS   -- Municipal Variable Rate Inverse Coupon Security

PCR      -- Pollution Control Revenue

PSF      -- Permanent School Fund

RAN      -- Revenue Anticipation Notes

RIBS     -- Residual Interest Bonds

RITES    -- Residual Interest Tax-Exempt Securities

TAN      -- Tax Anticipation Notes

TECP     -- Tax-Exempt Commercial Paper

TOB      -- Tender Option Bonds

TRAN     -- Tax and Revenue Anticipation Notes

SYCC     -- Structured Yield Curve Certificate

VA       -- Veterans Administration

VRDD     -- Variable Rate Daily Demand

VRWE     -- Variable Rate Wednesday Demand


15 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) OCTOBER 31, 2000
================================================================================

ASSETS:
  Investments, at value (Cost-- $33,723,236)                        $34,509,689
  Interest receivable                                                   604,581
  Receivable for securities sold                                         46,000
  Receivable for Fund shares sold                                        25,000
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                       35,185,270
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                      482,170
  Investment advisory fees payable                                       43,940
  Administration fees payable                                            29,294
  Distribution fees payable                                               5,432
  Payable to bank                                                         3,802
  Accrued expenses                                                       53,293
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                     617,931
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $34,567,339
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                        $     3,351
  Capital paid in excess of par value                                34,623,622
  Undistributed net investment income                                    34,706
  Accumulated net realized loss from security transactions             (880,793)
  Net unrealized appreciation of investments                            786,453
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                    $34,567,339
================================================================================
SHARES OUTSTANDING:
  Class A                                                             1,484,347
--------------------------------------------------------------------------------
  Class B                                                             1,548,971
--------------------------------------------------------------------------------
  Class L                                                               317,648
--------------------------------------------------------------------------------
NET ASSET VALUE:
  Class A (and redemption price)                                          $10.33
--------------------------------------------------------------------------------
  Class B *                                                               $10.30
--------------------------------------------------------------------------------
  Class L **                                                              $10.32
--------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
  Class A (net asset value plus 4.17% of net asset value per share)       $10.76
--------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)       $10.42
================================================================================

* REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 4.50% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 4).

** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

16 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
STATEMENT OF OPERATIONS (UNAUDITED)
================================================================================
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000

INVESTMENT INCOME:
  Interest                                                           $1,047,169
--------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 4)                                             75,099
  Investment advisory fees (Note 4)                                      51,628
  Administration fees (Note 4)                                           34,419
  Audit and legal                                                        15,812
  Shareholder and system servicing fees                                  12,520
  Shareholder communications                                              8,270
  Trustees' fees                                                          7,705
  Pricing service fees                                                    3,661
  Registration fees                                                       3,325
  Custody                                                                 1,079
  Other                                                                   9,380
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                        222,898
  Less: Investment advisory and administration fee waiver (Note 4)      (25,814)
--------------------------------------------------------------------------------
  NET EXPENSES                                                          197,084
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   850,085
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5):
  Realized Loss From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                               9,524,082
    Cost of securities sold                                           9,597,332
--------------------------------------------------------------------------------
  NET REALIZED LOSS                                                     (73,250)
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
    Beginning of period                                                (301,025)
    End of period                                                       786,453
--------------------------------------------------------------------------------
  INCREASE IN NET UNREALIZED APPRECIATION                             1,087,478
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                               1,014,228
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                               $1,864,313
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.


17 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 2000

                                                   OCTOBER 31        APRIL 30
================================================================================
OPERATIONS:
  Net investment income                        $       850,085   $    1,703,356
  Net realized loss                                    (73,250)        (853,563)
  Increase (decrease) in net unrealized
   appreciation                                      1,087,478       (2,199,027)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS  1,864,313       (1,349,234)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income                               (860,186)      (1,661,834)
  Net realized gains                                        --          (54,102)
--------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                     (860,186)      (1,715,936)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                   2,878,765        4,082,910
  Net asset value of shares issued for
   reinvestment of dividends                           527,220        1,086,644
  Cost of shares reacquired                         (3,310,545)      (7,620,619)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                             95,440       (2,451,065)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                    1,099,567       (5,516,235)
NET ASSETS:
  Beginning of period                               33,467,772       38,984,007
--------------------------------------------------------------------------------
  END OF PERIOD*                                   $34,567,339      $33,467,772
================================================================================
* Includes undistributed net investment income:        $34,706          $44,807
================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.


18 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. Significant Accounting Policies

Smith Barney Oregon Municipals Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; investment advisory, administration fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At April 30, 2000, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, reclassifications were made from total paid-in capital to accumulated net realized gain and undistributed net investment income in the amounts of $46,020 and $2,153, respectively. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


19 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
================================================================================

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Oregon.

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

4. Investment Advisory Agreement, Administration Agreement and Affiliated Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup") acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SSBC waived $15,488 of the investment advisory fees for the Fund for the six months ended October 31, 2000.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. SSBC waived $10,326 of its administration fees for the six months ended October 31, 2000.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended October 31, 2000, the Fund paid transfer agent fees of $5,309 to CFTC.


20 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
================================================================================

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended October 31, 2000, SSB and CFBDS received sales charges of $15,000 and $3,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately $18,000 for Class B shares.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rates of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended October 31, 2000, total Distribution Plan fees incurred were:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Distribution Plan Fees                        $11,245      $53,242     $10,612
================================================================================

All officers and one Trustee of the Fund are employees of SSB.

5. Investments

During the six months ended October 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $8,337,456
--------------------------------------------------------------------------------
Sales                                                                 9,524,082
================================================================================


21 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
================================================================================

At October 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                        $1,041,114
Gross unrealized depreciation                                          (254,661)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $  786,453
================================================================================

6. Futures Contracts

Initial margin deposits are made upon entering into futures contracts and are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bear the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At October 31, 2000, the Fund had no open futures contracts.

7. Capital Loss Carryforward

At April 30, 2000, the Fund had, for Federal income tax purposes, approximately $435,000 of unused capital loss carryforwards available to offset future capital gains expiring April 30, 2008. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.


22 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

8. Shares of Beneficial Interest

At October 31, 2000, the Fund had an unlimited number of shares of beneficial interest authorized with par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At October 31, 2000, total paid-in capital amounted to the following for each class:

                                              CLASS A      CLASS B     CLASS L
================================================================================
Total Paid-in Capital                       $15,255,751  $15,954,877 $3,416,345
================================================================================

Transactions in shares of each class were as follows:

                               SIX MONTHS ENDED               YEAR ENDED
                               OCTOBER 31, 2000             APRIL 30, 2000
                            ---------------------       ---------------------
                            SHARES         AMOUNT       SHARES         AMOUNT
===============================================================================
CLASS A
Shares sold                 137,734     $ 1,409,026      116,692   $  1,210,347
Shares issued on
 reinvestment                23,296         237,828       47,284        481,813
Shares reacquired          (101,356)     (1,032,621)    (210,943)    (2,175,344)
--------------------------------------------------------------------------------
Net Increase (Decrease)      59,674     $   614,233      (46,967)  $   (483,184)
================================================================================
CLASS B
Shares sold                 106,917     $ 1,095,108      195,654   $  2,010,892
Shares issued on
 reinvestment                22,947         233,663       47,547        484,029
Shares reacquired          (200,518)     (2,044,324)    (451,127)    (4,587,119)
--------------------------------------------------------------------------------
Net Decrease                (70,654)    $  (715,553)    (207,926)  $ (2,092,198)
================================================================================
CLASS L
Shares sold                  36,293     $   374,631       82,012   $    861,671
Shares issued on
 reinvestment                 5,462          55,729       11,849        120,802
Shares reacquired           (23,391)       (233,600)     (85,135)      (858,156)
--------------------------------------------------------------------------------
Net Increase                 18,364     $   196,760        8,726   $    124,317
================================================================================


23 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended April 30, except where noted:


CLASS A SHARES                              2000(1)(2)          2000(2)         1999(2)          1998           1997           1996
===================================================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $    10.02          $    10.87      $    10.76       $    10.27     $    10.26     $    10.09
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (3)                 0.26                0.51            0.49             0.53           0.54           0.55
  Net realized and
    unrealized gain (loss)                  0.32               (0.84)           0.20             0.48           0.16           0.22
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.58               (0.33)           0.69             1.01           0.70           0.77
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    (0.27)              (0.50)          (0.49)           (0.52)         (0.54)         (0.54)
  Net realized gains                        --                 (0.02)          (0.09)            --            (0.13)         (0.06)
  In excess of net realized gains           --                  --              --               --            (0.02)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                        (0.27)              (0.52)          (0.58)           (0.52)         (0.69)         (0.60)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $    10.33          $    10.02      $    10.87       $    10.76     $    10.27     $    10.26
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                5.85%++            (3.01)%          6.56%            9.97%          7.01%          7.70%
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)      $   15,331          $   14,272      $   15,994       $   12,371     $    9,769     $    7,520
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (3)                              0.86%+              0.83%           0.87%            0.65%          0.65%          0.66%
  Net investment income                     5.29+               5.02            4.49             4.96           5.21           5.21
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       46%                 81%             28%              49%            37%            75%
===================================================================================================================================

(1)  For the six months ended October 31, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The investment adviser and administrator waived all or part of their fees for the period ended October 31, 2000 and for the five years ended April 30, 2000. In addition, the investment adviser has reimbursed the Fund for $53,166 and $85,446 in expenses for the years ended April 30, 1997 and 1996, respectively. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                                     Expense Ratios
                               Per Share Decreases                                 Without Fee Waivers
                             to Net Investment Income                               and Reimbursements
               -----------------------------------------------    ---------------------------------------------------
               2000(1)    2000    1999    1998    1997    1996    2000(1)    2000     1999     1998     1997     1996
               -------    ----    ----    ----    ----    ----    -------    ----     ----     ----     ----     ----
    Class A   $0.01      $0.02   $0.01   $0.05   $0.07   $0.11    1.01%+     0.98%    0.99%    1.12%    1.41%    1.75%

++ Total return is not annualized, as it may not be representative of total return for the year.

+    Annualized.


24 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended April 30, except where noted:

CLASS B SHARES                         2000(1)(2)          2000(2)          1999(2)          1998           1997           1996
===============================================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD            $    10.00          $    10.85       $    10.75       $    10.26     $    10.25     $    10.09
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (3)            0.25                0.46             0.43             0.48           0.48           0.49
  Net realized and
    unrealized gain (loss)             0.30               (0.84)            0.20             0.48           0.17           0.22
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations    0.55               (0.38)            0.63             0.96           0.65           0.71
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income               (0.25)              (0.45)           (0.44)           (0.47)         (0.49)         (0.49)
  Net realized gains                   --                 (0.02)           (0.09)            --            (0.13)         (0.06)
  In excess of net realized gains      --                  --               --               --            (0.02)          --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                   (0.25)              (0.47)           (0.53)           (0.47)         (0.64)         (0.55)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $    10.30          $    10.00       $    10.85       $    10.75     $    10.26     $    10.25
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                           5.58%++            (3.52)%           5.94%            9.43%          6.48%          7.09%
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s) $   15,959          $   16,199       $   19,833       $   16,691     $   13,184     $    9,861
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (3)                         1.38%+              1.35%            1.39%            1.17%          1.17%          1.21%
  Net investment income                4.77+               4.49             3.97             4.44           4.69           4.62
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  46%                 81%              28%              49%            37%            75%
===============================================================================================================================


(1)  For the six months ended October 31, 2000 (unaudited).


(2) Per share amounts have been calculated using the monthly average shares method.

(3) The investment adviser and administrator waived all or part of their fees for the period ended October 31, 2000 and for the five years ended April 30, 2000. In addition, the investment adviser has reimbursed the Fund for $53,166 and $85,446 in expenses for the years ended April 30, 1997 and 1996, respectively. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                                     Expense Ratios
                               Per Share Decreases                                 Without Fee Waivers
                             to Net Investment Income                               and Reimbursements
               -----------------------------------------------    ---------------------------------------------------
               2000(1)    2000    1999    1998    1997    1996    2000(1)    2000     1999     1998     1997     1996
               -------    ----    ----    ----    ----    ----    -------    ----     ----     ----     ----     ----
    Class B   $0.01      $0.02   $0.01   $0.05   $0.07   $0.11    1.53%+     1.49%    1.51%    1.63%    1.93%    2.29%


++ Total return is not annualized, as it may not be representative of total return for the year.

+    Annualized.


25 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended April 30, except where noted:

CLASS L SHARES                           2000(1)(2)         2000(2)         1999(2)(3)         1998          1997          1996(4)
================================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD              $   10.01          $   10.86       $   10.76          $   10.27     $   10.26     $   10.28
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (5)              0.23               0.46            0.43               0.47          0.47          0.45
  Net realized and
    unrealized gain (loss)               0.33              (0.84)           0.20               0.48          0.17          0.06
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                        0.56              (0.38)           0.63               0.95          0.64          0.51
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                 (0.25)             (0.45)          (0.44)             (0.46)        (0.48)        (0.47)
  Net realized gains                     --                (0.02)          (0.09)              --           (0.13)        (0.06)
  In excess of net realized gains        --                 --              --                 --           (0.02)         --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                     (0.25)             (0.47)          (0.53)             (0.46)        (0.63)        (0.53)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $   10.32          $   10.01       $   10.86          $   10.76     $   10.27     $   10.26
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             5.65%++           (3.55)%          5.90%              9.38%         6.43%         4.99%++
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000s)    $   3,277          $   2,997       $   3,157          $   2,110     $     913     $     614
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses (5)                           1.41%+             1.39%           1.43%              1.21%         1.21%         1.25%+
  Net investment income                  4.74+              4.46            3.94               4.39          4.66          4.80+
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    46%                81%             28%                49%           37%           75%
================================================================================================================================

(1)  For the six months ended October 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
(4)  For the period from May 16, 1995 (inception date) to April 30, 1996.
(5) The investment adviser and administrator waived all or part of their fees for the period ended October 31, 2000, four years ended April 30, 2000 and the period ended April 30, 1996. In addition, the investment adviser has reimbursed the Fund for $53,166 and $85,446 in expenses for the year ended April 30, 1997 and the period ended April 30, 1996, respectively. If such fees were not waived and expenses were not reimbursed, the per share effect on the net investment income and the ratios of expenses to average net assets would have been as follows:

                                                                                     Expense Ratios
                               Per Share Decreases                                 Without Fee Waivers
                             to Net Investment Income                               and Reimbursements
               -----------------------------------------------    ---------------------------------------------------
               2000(1)    2000    1999    1998    1997    1996    2000(1)    2000     1999     1998     1997     1996
               -------    ----    ----    ----    ----    ----    -------    ----     ----     ----     ----     ----
    Class L     $0.01    $0.02   $0.01   $0.04   $0.06   $0.10       1.56%+  1.53%    1.55%    1.67%    1.96%    2.38%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


26 SMITH BARNEY OREGON MUNICIPALS FUND | 2000 Semi-Annual Report to Shareholders

SMITH BARNEY
OREGON MUNICIPALS FUND

TRUSTEES
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliott S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon,
 CHAIRMAN
Cornelius C. Rose, Jr.
James J. Crisona,
 EMERITUS

OFFICERS
Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President

Anthony Pace
Controller

Christina T. Sydor
Secretary


INVESTMENT ADVISER
AND ADMINISTRATOR
SSB Citi Fund Management LLC

DISTRIBUTOR
Salomon Smith Barney Inc.


CUSTODIAN
PFPC Trust Company

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

SMITH BARNEY OREGON MUNICIPALS FUND
================================================================================

This report is submitted for the general information of the shareholders of Smith Barney Oregon Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY OREGON MUNICIPALS FUND
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

For complete information on any of the Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

WWW.SMITHBARNEY.COM/MUTUALFUNDS



                         SALOMON SMITH BARNEY
                 -------------------------------------
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